POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details)	Dec. 31, 2020
Top of range | Post-employment plan
Disclosure of defined benefit plans [line items]
Discount rate	11.20%
Immediate trend rate	8.00%
Ultimate trend rate	8.00%
Top of range | Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Discount rate	8.00%
Rate of compensation increase	5.00%
Bottom of range | Post-employment plan
Disclosure of defined benefit plans [line items]
Discount rate	0.90%
Immediate trend rate	3.50%
Ultimate trend rate	3.50%
Bottom of range | Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Discount rate	0.20%
Rate of compensation increase	0.00%